DIVIDENDS (Details Textual) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Discloures Of Dividend [Line Items]
Interim dividend paid	$ 135,877	$ 13,546	$ 0
Twenty Two March Two Thousand and Twenty Two [Member]
Discloures Of Dividend [Line Items]
Interim dividend paid	$ 13,650	$ 13,546	$ 0
Interim dividend per share	$ 0.72	$ 0.72	$ 0
Twenty June Two Thousand and Twenty Two [Member]
Discloures Of Dividend [Line Items]
Interim dividend paid	$ 8,910	$ 0	$ 0
Interim dividend per share	$ 0.47	$ 0	$ 0
Nineteen September March Two Thousand and Twenty Two [Member]
Discloures Of Dividend [Line Items]
Interim dividend paid	$ 15,957	$ 0	$ 0
Interim dividend per share	$ 0.84	$ 0	$ 0
First December Two Thousand and Twenty Two [Member]
Discloures Of Dividend [Line Items]
Interim dividend paid	$ 97,360	$ 0	$ 0
Interim dividend per share	$ 5	$ 0	$ 0